Life Insurance Operations (Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Net Investment Income [Line Items]
Reinsurance benefits	¥ 2,298	¥ 2,438
Reinsurance premiums	¥ (11,530)	¥ (11,430)